AMERICAN LIFE

                             SEPARATE ACCOUNT NO. 3
                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2000

              This report is not to be construed as an offering for
                  sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                 THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                             Separate Account No. 3
                               Semi-Annual Report
                                 June 30, 2000

Dear Policyowner:

      We are pleased to send you the 2000 Semi-Annual Report of American Life's Separate Account No. 3. This Account, which commenced operations in late 1994, is an investment vehicle for owners of our Variable Universal Life policies. Separate Account No. 3 consists of seventeen distinct funds. Each invests in shares of one of nine funds of Mutual of America Investment Corporation ("Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds; three portfolios of Scudder Variable Life Investment Fund ("Scudder"): The Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

      Each of the Funds of Separate Account No. 3 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the Funds of Separate Account No. 3 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invested in 2000 are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P"and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P MidCap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Composite Fund: This Fund seeks to achieve as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing in companies believed to possess above-average growth potential and in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of primarily investment grade debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program, by investing in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks. The Portfolio may invest up to 20% of its assets in intermediate to longer-term debt instruments depending on market and economic conditions.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities, by investing primarily in established companies that do business principally outside of the United States and that are listed on foreign exchanges.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks that meet certain fundamental and technical standards and are considered by the Fund's management to have better-than-average prospects for appreciation.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the social concern criteria established for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation, and it also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

      Fidelity VIP II Contrafund Portfolio: This Portfolio seeks capital appreciation over the long term by investing in securities of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known. The Portfolio normally invests primarily in common stocks.

      Fidelity VIP II Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      For the six months ended June 30, 2000, the following total returns were experienced in these seventeen Separate Account Funds:

     Investment Company Money Market Fund(1)....................   + 1.9%
     Investment Company All America Fund........................   + 3.9%
     Investment Company Equity Index Fund.......................   - 1.5%
     Investment Company Mid-Cap Equity Index Fund...............   + 7.0%
     Investment Company Bond Fund...............................   + 2.5%
     Investment Company Short-Term Bond Fund....................   + 2.2%
     Investment Company Mid-Term Bond Fund......................   + 0.6%
     Investment Company Composite Fund..........................   - 0.9%
     Investment Company Aggressive Equity Fund..................   + 2.7%
     Scudder Bond Fund..........................................   + 2.2%
     Scudder Capital Growth Fund................................   + 2.3%
     Scudder International Fund.................................   -11.9%
     American Century VP Capital Appreciation Fund..............   +16.4%
     Calvert Social Balanced Fund...............................   + 1.6%
     Fidelity VIP Equity-Income Fund............................   - 3.7%
     Fidelity VIP II Contrafund.................................   - 2.3%
     Fidelity VIP II Asset Manager Fund.........................   - 1.7%
     ----------
     (1) The seven-day net annualized effective yield as of 8/15/00 was 4.7% and is not necessarily indicative of future actual yields.

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all policyowners) based upon a hypothetical $1,000 invested at the beginning of the period. Returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each Fund of Separate Account No. 3. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolios of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and Fidelity VIP II.

      Total Return Separate Account Performance Notes for extended time periods and other services are available by calling 1-800-468-3785.

      I hope you will find this report helpful and informative.

                                 Sincerely,

                                 /s/ Manfred Altstadt
                                 -----------------------------------------------
                                 Manfred Altstadt
                                 Senior Executive Vice President
                                 and Chief Financial Officer,
                                 The American Life Insurance Company of New York

                                    CONTENTS

                                                                           Page
                                                                           ----
Semi-Annual Report of American Life Separate Account No. 3 ...............   1

   Statement of Assets and Liabilities....................................   5

   Statement of Operations................................................   7

   Statements of Changes in Net Assets....................................   9

   Notes to Financial Statements..........................................  12

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2000 (Unaudited)

                                                                    Investment Company
                                                -------------------------------------------------------------
                                                  Money          All       Equity       Mid-Cap
                                                 Market        America      Index     Equity Index     Bond
                                                  Fund          Fund        Fund          Fund         Fund
                                                --------      ---------    -------     ----------     ------
ASSETS:
Investments in Mutual of America Investment
   Corporation at market value
   (Cost:
   Money Market Fund -- $8,629
   All America Fund -- $243,410
   Equity Index Fund -- $166,082
   Mid-Cap Equity Index Fund -- $14,859
   Bond Fund -- $5,266)
   (Notes 1 and 2) .................            $ 8,644      $ 295,547    $ 199,731     $ 16,256      $5,057
Due From (To) General Account ......             (7,558)      (189,919)    (124,350)     (16,235)       (605)
                                                -------      ---------    ---------     --------      ------
NET ASSETS .........................            $ 1,086      $ 105,628    $  75,381     $     21      $4,452
                                                =======      =========    =========     ========      ======
UNIT VALUE AT JUNE 30, 2000 (Note 5)            $  2.16      $   10.50    $    3.38     $   1.19      $ 3.17
                                                =======      =========    =========     ========      ======
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2000 (Note 5) ..........                503         10,063       22,308           18       1,406
                                                =======      =========    =========     ========      ======

                                                                              Investment Company
                                                                --------------------------------------------------
                                                                                                        Aggressive
                                                                Short-Term     Mid-Term    Composite      Equity
                                                                 Bond Fund     Bond Fund     Fund          Fund
                                                                ----------    ----------   --------     ----------
ASSETS:
Investments in Mutual of America Investment Corporation
   at market value
   (Cost:
   Short-Term Bond Fund -- $2,516
   Mid-Term Bond Fund -- $1,491
   Composite Fund -- $69,245
   Aggressive Equity Fund -- $182,164)
   (Notes 1 and 2).........................................        $2,481        $1,453     $ 72,163      $236,854
Due From (To) General Account..............................        (2,404)       (1,392)     (36,096)     (158,555)
                                                                   ------        ------     --------      --------
NET ASSETS.................................................        $   77        $   61     $ 36,067      $ 78,299
                                                                   ======        ======     ========      ========
UNIT VALUE AT JUNE 30, 2000 (Note 5).......................        $ 1.32        $ 1.34     $   5.58      $   2.94
                                                                   ======        ======     ========      ========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2000 (Note 5) .................................            59            46        6,459        26,597
                                                                   ======        ======     ========      ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 2000 (Unaudited)

                                                                                                    American
                                                                            Scudder                  Century
                                                           -------------------------------------  ------------
                                                                        Capital                    VP Capital
                                                            Bond        Growth     International  Appreciation
                                                            Fund         Fund          Fund           Fund
                                                           --------    ---------   -------------  ------------
ASSETS:
Investment in Scudder Portfolio and American Century VP
   Capital Application Fund at market value
   (Cost:
   Scudder Bond Fund -- $15,205
   Scudder Capital Growth Fund -- $1,044,397
   Scudder International Fund -- $408,061
   American Century VP Capital
     Appreciation Fund -- $31,295)
   (Notes 1 and 2) ....................................   $   4,078    $ 235,785     $  74,628     $  48,598
Due From (To) General Account .........................      (3,199)    (128,614)      (54,846)      (19,396)
                                                          ---------    ---------     ---------     ---------
NET ASSETS ............................................   $     879    $ 107,171     $  19,782     $  29,202
                                                          =========    =========     =========     =========
UNIT VALUE AT JUNE 30, 2000 (Note 5) ..................   $   13.07    $   49.52     $   22.89     $   20.33
                                                          =========    =========     =========     =========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2000 (Note 5) .............................          67        2,164           864         1,436
                                                          =========    =========     =========     =========

                                                                Calvert                   Fidelity
                                                              ---------   ----------------------------------------
                                                                Social         VIP        VIP II        VIP II
                                                               Balanced   Equity-Income   Contra     Asset Manager
                                                                 Fund         Fund         Fund          Fund
                                                              --------    -------------   ------     -------------

ASSETS:
Investments in Calvert Social Balanced Portfolio and
   Fidelity Portfolios at market value
   (Cost:
   Calvert Social  Balanced Fund -- $85,019
   VIP  Equity-Income  Fund -- $373,865
   VIP II Contra Fund -- $645,864
   VIP II Asset Manager Fund -- $253,598)
   (Notes 1 and 2).........................................    $39,786      $114,327     $166,319      $165,101
Due From (To) General Account..............................    (17,618)      (61,906)     (96,598)      (30,054)
                                                               -------       -------      -------       -------
NET ASSETS.................................................    $22,168      $ 52,421     $ 69,721      $135,047
                                                               =======      ========     ========      ========
UNIT VALUE AT JUNE 30, 2000 (Note 5).......................    $  3.44      $  31.19     $  31.55      $  26.09
                                                               =======      ========     ========      ========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2000 (Note 5) .................................      6,440         1,680        2,210         5,177
                                                               =======      ========     ========      ========

  The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                            STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2000 (Unaudited)


                                                                      Investment Company
                                                    ---------------------------------------------------------
                                                                                                    Mid-Cap
                                                    Money Market     All America  Equity Index   Equity Index
                                                        Fund            Fund          Fund           Fund*
                                                    -------------    -----------   -----------    -----------
INVESTMENT INCOME AND EXPENSES:
Income  (Notes 1 and 4):
   Dividend Income .............................        $ --        $      --      $     --        $    --
                                                        ----        ---------      --------        -------
Expenses (Note 3):
   Fees and administrative expenses ............         147            7,209         4,166             83
                                                        ----        ---------      --------        -------
NET INVESTMENT INCOME (LOSS) ...................        (147)          (7,209)       (4,166)           (83)
                                                        ----        ---------      --------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   Investments (Note 1):
   Net realized gain (loss) on investments .....         (62)         250,084       118,877            407
   Net unrealized appreciation (depreciation) of
     investments ...............................         276         (143,024)     (106,520)           817
                                                        ----        ---------      --------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS ................................         214          107,060        12,357          1,224
                                                        ----        ---------      --------        -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................        $ 67        $  99,851      $  8,191        $ 1,141
                                                        ====        =========      ========        =======


                                                                                 Investment Company
                                                           -------------------------------------------------------------
                                                                                                              Aggressive
                                                             Bond    Short-Term    Mid-Term     Composite       Equity
                                                             Fund     Bond Fund    Bond Fund      Fund           Fund
                                                           --------  ----------   ----------    ---------      ---------
INVESTMENT INCOME AND EXPENSES:
Income  (Notes 1 and 4):
   Dividend Income...................................       $  --       $ --        $ --        $    --        $     --
                                                            -----       ----        ----        -------        --------
Expenses  (Note 3):
   Fees and administrative expenses..................         395         22          41          2,910           3,025
                                                            -----       ----        ----        -------        --------
NET INVESTMENT INCOME (LOSS).........................        (395)       (22)        (41)        (2,910)         (3,025)
                                                            -----       ----        ----        -------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments...........      (2,489)       (52)       (156)        29,900         118,916
   Net unrealized appreciation (depreciation) of
     investments.....................................       3,667        145         223        (17,042)        (75,732)
                                                            -----       ----        ----        -------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS.......................................       1,178         93          67         12,858          43,184
                                                            -----       ----        ----        -------        --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS.........................       $ 783       $ 71        $ 26        $ 9,948        $ 40,159
                                                            =====       ====        ====        =======        ========

  ----------
* Commenced operations May 3, 1999.

 The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                            STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2000 (Unaudited)

                                                                                       American
                                                            Scudder                    Century
                                             --------------------------------------  ------------
                                                            Capital                   VP Capital
                                                Bond        Growth    International  Appreciation
                                                Fund         Fund         Fund           Fund
                                             --------------------------------------  ------------
INVESTMENT INCOME AND EXPENSES:
Income (Notes 1 and 4):
   Dividend Income .......................   $     454    $ 128,664    $  29,039       $   5,234
                                             ---------    ---------    ---------       ---------
Expenses (Note 3):
   Fees and administrative expenses ......         113        5,278        1,529             961
                                             ---------    ---------    ---------       ---------
NET INVESTMENT INCOME (LOSS) .............         341      123,386       27,510           4,273
                                             ---------    ---------    ---------       ---------
NET REALIZED AND UNREALIZED
   Gain (Loss) on Investments (Note 1):
   Net realized gain (loss) on investments       5,280      876,456      280,830          48,327
   Net unrealized appreciation
      (depreciation) of investments ......      (5,532)    (991,624)    (339,687)        (30,981)
                                             ---------    ---------    ---------       ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ............        (252)    (115,168)     (58,857)         17,346
                                             ---------    ---------    ---------       ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .............   $      89    $   8,218    $ (31,347)      $  21,619
                                             =========    =========    =========       =========


                                                         Calvert                  Fidelity
                                                       ----------  -----------------------------------------
                                                         Social         VIP        VIP II         VIP II
                                                        Balanced   Equity-Income   Contra      Asset Manager
                                                          Fund         Fund         Fund           Fund
                                                       ----------  -------------  --------     -------------
INVESTMENT INCOME AND EXPENSES:
Income (Notes 1 and 4):
   Dividend Income..................................    $    --     $  18,924     $ 74,470        $ 21,846
                                                        -------     ---------     --------        --------
Expenses (Note 3):
   Fees and administrative expenses.................        546         2,111        3,404           1,470
                                                        -------     ---------     --------        --------
NET INVESTMENT INCOME (LOSS) .......................       (546)       16,813       71,066          20,376
                                                        -------     ---------     --------        --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments..........     38,165       149,694      484,136          46,863
   Net unrealized appreciation
     (depreciation) of investments..................    (36,592)     (169,343)    (567,695)        (70,052)
                                                        -------     ---------     --------        --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS.......................      1,573       (19,649)     (83,599)        (23,189)
                                                        -------     ---------     --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .......................    $ 1,027     $  (2,836)    $(12,493)       $ (2,813)
                                                        =======     =========     ========        ========

  The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                             Investment Company
                                           ---------------------------------------------------------------------------------------
                                                 Money Market Fund            All America Fund              Equity Index Fund
                                           ---------------------------   ---------------------------   ---------------------------
                                            For  the Six    For the       For the Six     For the       For the Six     For the
                                           Months Ended    Year Ended    Months Ended    Year Ended     Months Ended   Year Ended
                                           June 30, 2000  December 31,   June 30, 2000  December 31,   June 30, 2000  December 31,
                                            (Unaudited)       1999        (Unaudited)       1999        (Unaudited)       1999
                                           -------------  ------------   ------------   ------------   -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss) ........     $   (147)      $   163      $    (7,209)   $    76,150      $  (4,166)    $  9,502
   Net realized gain (loss) on
      investments ......................          (62)            9          250,084          5,982        118,877        2,583
   Net unrealized appreciation
      (depreciation) of investments ....          276           (90)        (143,024)       142,058       (106,520)      86,992
                                             --------       -------      -----------     ----------      ---------     --------
Net Increase (Decrease) in net assets
       resulting from operations .......           67            82           99,851        224,190          8,191       99,077
                                             --------       -------      -----------     ----------      ---------     --------
From Unit Transactions:
   Contributions .......................        3,816         5,763           85,702        225,775         74,809      200,423
   Withdrawals .........................          (80)         (741)             (55)       (14,164)       (11,206)     (10,982)
   Net Transfers (Note 6) ..............      (13,460)         (687)      (1,292,647)       (78,826)      (697,703)      10,361
                                             --------       -------      -----------     ----------      ---------     --------
Net Increase (Decrease) from unit
    transactions .......................       (9,724)        4,335       (1,207,000)       132,785       (634,100)     199,802
                                             --------       -------      -----------     ----------      ---------     --------
NET INCREASE (DECREASE) IN~  NET ASSETS        (9,657)        4,417       (1,107,149)       356,975       (625,909)     298,879
NET ASSETS:
Beginning of Period/Year ...............       10,743         6,326        1,212,777        855,802        701,290      402,411
                                             --------       -------      -----------     ----------      ---------     --------
End of Period/Year .....................     $  1,086       $10,743      $   105,628     $1,212,777      $      75     $701,290
                                             ========       =======      ===========     ==========      =========     ========


                                                                             Investment Company
                                           ---------------------------------------------------------------------------------------
                                                     Mid-Cap
                                                Equity Index Fund                Bond Fund                   Short-Term Fund
                                           ---------------------------   ---------------------------   ---------------------------
                                            For  the Six    For the       For the Six     For the       For the Six     For the
                                           Months Ended    Year Ended    Months Ended    Year Ended     Months Ended   Year Ended
                                           June 30, 2000  December 31,   June 30, 2000  December 31,   June 30, 2000  December 31,
                                            (Unaudited)       1999*       (Unaudited)       1999        (Unaudited)       1999
                                           -------------  ------------   -------------  ------------   -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .....        $    (83)      $    30       $   (395)      $  1,367        $    (22)      $  218
   Net realized gain (loss) on
     investments ....................             407            (1)        (2,489)          (728)            (52)           7
   Net unrealized appreciation
     (depreciation) of investments ..             817           580          3,667         (2,629)            145         (119)
                                             --------       -------       --------       --------        --------       ------
Net Increase (Decrease) in net assets
     resulting from operations ......           1,141           609            783         (1,990)             71          106
                                             --------       -------       --------       --------        --------       ------
From Unit Transactions:
   Contributions ....................           1,839         1,768          6,568         23,334             426        1,436
   Withdrawals ......................              --            --           (870)        (1,742)         (8,190)        (553)
   Net Transfers (Note 6) ...........         (13,499)        8,163        (38,184)       (23,253)          4,435         (668)
                                             --------       -------       --------       --------        --------       ------
Net Increase (Decrease) from unit
    transactions ....................         (11,660)        9,931        (32,486)        (1,661)         (3,329)         215
                                             --------       -------       --------       --------        --------       ------
NET INCREASE (DECREASE) IN
    NET ASSETS ......................         (10,519)       10,540        (31,703)        (3,651)         (3,258)         321
NET ASSETS:
Beginning of Period/Year ............          10,540            --         36,155         39,806           3,335        3,014
                                             --------       -------       --------       --------        --------       ------
End of Period/Year ..................        $     21       $10,540       $  4,452       $ 36,155        $     77       $3,335
                                             ========       =======       ========       ========        ========       ======

-------------
* Commenced operations May 3, 1999.


   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                              Investment Company
                                           ---------------------------------------------------------------------------------------
                                                     Mid-Term                                                   Aggressive
                                                    Bond Fund                 Composite Fund                   Equity Fund
                                           ---------------------------   ---------------------------   ---------------------------
                                            For  the Six    For the       For the Six     For the       For the Six     For the
                                           Months Ended    Year Ended    Months Ended    Year Ended     Months Ended   Year Ended
                                           June 30, 2000  December 31,   June 30, 2000  December 31,   June 30, 2000  December 31,
                                            (Unaudited)       1999        (Unaudited)       1999        (Unaudited)       1999
                                           -------------  ------------   ------------   ------------   -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .....         $   (41)     $   111        $  (2,910)     $  24,556       $  (3,025)    $  (4,624)
   Net realized gain (loss) on
     investments ....................            (156)         (39)          29,900          3,345         118,916        (1,287)
   Net unrealized appreciation
    (depreciation) of investments ...             223         (155)         (17,042)        28,739         (75,732)      146,822
                                              -------      -------        ---------      ---------       ---------     ---------
Net Increase (Decrease) in net assets
    resulting from operations .......              26          (83)           9,948         56,640          40,159       140,911
                                              -------      -------        ---------      ---------       ---------     ---------
From Unit Transactions:
   Contributions ....................           1,093        3,734           53,756        143,578          41,855       122,221
   Withdrawals ......................              --          (33)          (9,714)        (7,275)        (20,703)      (11,223)
   Net Transfers (Note 6) ...........          (4,925)      (2,933)        (482,835)      (230,186)       (480,461)      (51,648)
                                              -------      -------        ---------      ---------       ---------     ---------
Net Increase (Decrease) from unit
    transactions ....................          (3,832)         768         (438,793)       (93,883)       (459,309)       59,350
                                              -------      -------        ---------      ---------       ---------     ---------
NET INCREASE (DECREASE) IN
   NET ASSETS .......................          (3,806)         685         (428,845)       (37,243)       (419,150)      200,261
NET ASSETS:
Beginning of Period/Year ............           3,867        3,182          464,912        502,155         497,449       297,188
                                              -------      -------        ---------      ---------       ---------     ---------
End of Period/Year ..................         $    61      $ 3,867        $  36,067      $ 464,912       $  78,299     $ 497,449
                                              =======      =======        =========      =========       =========     =========

                                                                                   Scudder
                                           ---------------------------------------------------------------------------------------
                                                     Bond Fund               Capital Growth Fund           International Fund
                                           ---------------------------   ---------------------------   ---------------------------
                                            For  the Six    For the       For the Six     For the       For the Six     For the
                                           Months Ended    Year Ended    Months Ended    Year Ended     Months Ended   Year Ended
                                           June 30, 2000  December 31,   June 30, 2000  December 31,   June 30, 2000  December 31,
                                            (Unaudited)       1999        (Unaudited)       1999        (Unaudited)       1999
                                           -------------  ------------   ------------   ------------   -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .....         $   341       $    63       $  123,386    $   62,803       $  27,510      $ 13,947
   Net realized gain (loss) on
     investments ....................           5,280         2,420          876,456        29,561         280,830        42,870
   Net unrealized appreciation
     (depreciation) of investments ..          (5,532)       (2,853)        (991,624)      150,030        (339,687)       41,902
                                              -------       -------       ----------    ----------       ---------      --------
Net Increase (Decrease) in net assets
   resulting from operations ........              89          (370)           8,218       242,394         (31,347)       98,719
                                              -------       -------       ----------    ----------       ---------      --------
From Unit Transactions:
   Contributions ....................           1,395         6,655           71,952       179,349          17,103        48,408
   Withdrawals ......................              --        (7,951)          (7,995)      (19,485)         (9,805)       (4,488)
   Net Transfers (Note 6) ...........          (8,541)        2,657         (967,451)      (32,768)       (261,664)        5,086
                                              -------       -------       ----------    ----------       ---------      --------
Net Increase (Decrease) from unit
   transactions .....................          (7,146)        1,361         (903,494)      127,096        (254,366)       49,006
                                              -------       -------       ----------    ----------       ---------      --------
NET INCREASE (DECREASE) IN
   NET ASSETS .......................          (7,057)          991         (895,276)      369,490        (285,713)      147,725
NET ASSETS:
Beginning of Period/Year ............           7,936         6,945        1,002,447       632,957         305,495       157,770
                                              -------       -------       ----------    ----------       ---------      --------
End of Period/Year ..................         $   879       $ 7,936       $  107,171    $1,002,447       $  19,782      $305,495
                                              =======       =======       ==========    ==========       =========      ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                          American Century                   Calvert
                                                                    ----------------------------------------------------------
                                                                    VP Capital Appreciation Fund      Social Balanced Fund
                                                                    ----------------------------  ----------------------------
                                                                      For the Six      For the     For the Six      For the
                                                                     Months Ended    Year Ended   Months Ended     Year Ended
                                                                     June 30, 2000  December 31,  June 30, 2000   December 31,
                                                                      (Unaudited)       1999       (Unaudited)        1999
                                                                     -------------  ------------  -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...................................    $   4,273      $ (1,339)      $   (546)       $ 5,513
   Net realized gain (loss) on investments........................       48,327          (538)        38,165          2,463
   Net unrealized appreciation (depreciation) of investments......      (30,981)       61,812        (36,592)        (2,145)
                                                                      ---------      --------       --------        -------
Net Increase (Decrease) in net assets resulting
   from operations................................................       21,619        59,935          1,027          5,831
                                                                      ---------      --------       --------        -------
From Unit Transactions:
   Contributions..................................................        7,475        19,332          9,913         29,109
   Withdrawals....................................................      (12,254)       (3,725)        (6,375)        (1,433)
   Net Transfers (Note 6).........................................     (145,289)      (12,717)       (51,779)       (10,503)
                                                                      ---------      --------       --------        -------
Net Increase (Decrease) from unit transactions....................     (150,068)        2,890        (48,241)        17,173
                                                                      ---------      --------       --------        -------
NET INCREASE (DECREASE) IN NET ASSETS.............................     (128,449)       62,825        (47,214)        23,004
NET ASSETS:
Beginning of Period/Year..........................................      157,651        94,826         69,382         46,378
                                                                      ---------      --------       --------        -------
End of Period/Year................................................    $  29,202      $157,651       $ 22,168        $69,382
                                                                      =========      ========       ========        =======

                                                                                    Fidelity
                                           ---------------------------------------------------------------------------------------
                                              VIP Equity-Income Fund         VIP II Contra Fund          VIP Asset Manager Fund
                                           ---------------------------   ---------------------------   ---------------------------
                                            For  the Six    For the       For the Six     For the       For the Six     For the
                                           Months Ended    Year Ended    Months Ended    Year Ended     Months Ended   Year Ended
                                           June 30, 2000  December 31,   June 30, 2000  December 31,   June 30, 2000  December 31,
                                            (Unaudited)       1999        (Unaudited)       1999        (Unaudited)       1999
                                           -------------  ------------   ------------   ------------   -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .....       $  16,813      $  5,409       $  71,066       $  9,669       $ 20,376       $  8,625
   Net realized gain (loss) on
     investments ....................         149,694        49,375         484,136         26,565         46,863          7,343
   Net unrealized appreciation
     (depreciation) of investments ..        (169,343)      (45,328)       (567,695)        62,794        (70,052)           169
                                            ---------      --------       ---------       --------       --------       --------
Net Increase (Decrease) in net assets
   resulting from operations ........          (2,836)        9,456         (12,493)        99,028         (2,813)        16,137
                                            ---------      --------       ---------       --------       --------       --------
From Unit Transactions:
   Contributions ....................          33,031       102,202          43,239        128,973         14,558         63,355
   Withdrawals ......................          (5,125)      (20,796)         (3,516)       (14,050)        (1,203)        (3,675)
   Net Transfers (Note 6) ...........        (211,579)      (73,688)       (545,327)        (3,218)       (79,640)       (23,061)
                                            ---------      --------       ---------       --------       --------       --------
Net Increase (Decrease) from
   unit transactions ................        (183,673)        7,718        (505,604)       111,705        (66,285)        36,619
                                            ---------      --------       ---------       --------       --------       --------
NET INCREASE (DECREASE) IN
   NET ASSETS .......................        (186,509)       17,174        (518,097)       210,733        (69,098)        52,756
NET ASSETS:
Beginning of Period/Year ............         238,930       221,756         587,818        377,085        204,145        151,389
                                            ---------      --------       ---------       --------       --------       --------
End of Period/Year ..................       $  52,421      $238,930       $  69,721       $587,818       $135,047       $204,145
                                            =========      ========       =========       ========       ========       ========

  The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

     Separate Account No. 3 of The American Life Insurance Company of New York ("the Company") was established in conformity with New York Insurance Law and commenced operations on December 21, 1994 as a unit investment trust. On that date, the following American Life Funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund and Calvert Social Balanced Fund .The American Life Funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Life Investment Fund ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") and a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert").

     On May 1, 1995, Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 3 as investment alternatives. The Fidelity Equity-Income Fund invests in the corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP") and the Contrafund and Asset Manager Funds invest in corresponding portfolios of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II") (collectively, "Fidelity").

     On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became the 17th investment alternative available to Separate Account No. 3.

      Separate Account No. 3 was formed by the Company to support the operations of the Company's variable universal life insurance policies. The assets of Separate Account No. 3 are the property of the Company. The portion of Separate Account No. 3's assets applicable to the policies will not be charged with liabilities arising out of any other business the Company may conduct.

      The significant accounting policies of Separate Account No. 3 are as follows:

     Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds and portfolios.

     Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

     Federal Income Taxes -- Separate Account No. 3 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company"under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code of 1986. No provision for income taxes is required in the accompanying financial statements.

2. INVESTMENTS

      The number of shares owned by Separate Account No. 3 and the respective net asset values (rounded to the nearest cent) per share at June 30, 2000 are as follows:

                                                         Number of    Net Asset
                                                           Shares       Value
                                                         ---------    --------
    Investment Company Funds:
       Money Market Fund:............................       7,075      $ 1.22
       All America Fund..............................      83,565        3.54
       Equity Index Fund.............................      69,603        2.87
       Mid-Cap Equity Index Fund.....................      13,567        1.20
       Bond Fund.....................................       3,762        1.34
       Short-Term Bond Fund..........................       2,420        1.03
       Mid-Term Bond Fund............................       1,650        0.88
       Composite Fund................................      37,816        1.91
       Aggressive Equity Fund........................     105,604        2.24
    Scudder Portfolios:
       Bond Portfolio................................         643        6.34
       Capital Growth Portfolio--Class "A"...........       8,908       26.47
       International Portfolio--Class "A" ...........       4,598       16.23

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. INVESTMENTS (CONTINUED)

                                                           Number of  Net Asset
                                                             Shares     Value
                                                           ---------  ---------
    American Century VP Capital Appreciation Fund........    2,860     $16.99
    Calvert Social Balanced Portfolio....................   17,857       2.23
    Fidelity Portfolios:
       Equity-Income--"Initial" Class....................    4,990      22.91
       Contrafund--"Initial" Class.......................    6,629      25.09
       Asset Manager--"Initial" Class....................    9,982      16.55

3. EXPENSES

     Administrative Fees and Expenses and Cost of Insurance -- In connection with its administrative functions, the Company deducts daily charges at an annual rate of .40% (except for American Century for which the rate charged is
 .20% and each Fidelity fund, for which the rate is .30%) from the value of the net assets of each Fund. Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted. The cost of insurance, to compensate the Company for life insurance coverage provided under the policies, is deducted monthly and reflected as net transfers in the accompanying financial statements.

     Mortality and Expense Risk Fees -- The Company assumes the risk that insureds may live for a shorter period of time than estimated for purposes of current or guaranteed cost of insurance rates; for this it deducts a mortality risk charge daily, at an annual rate of .35% (.70 before May 1, 2000), from the value of the net assets of each Fund. An expense risk charge, deducted daily, at an annual rate of .15% from the value of the net assets of each Fund, compensates the Company for the risk that administrative expenses incurred will be greater than estimated.

4. DIVIDENDS

     All dividend distributions are reinvested in additional shares of the respective funds or portfolios at net asset value. No dividend distributions have been declared and none have been paid by the Investment Company during the first six months of 2000. It is the Investment Company's practice to declare and pay dividends at the end of the year.

     On April 26, 2000, a dividend was paid by the Scudder Bond Portfolio. The amount of the dividend was $454.

     On April 26, 2000, a dividend was paid by the Scudder Capital Growth Portfolio. The amount of the dividend was $128,664.

     On April 26, 2000, a dividend was paid by the Scudder International Portfolio. The amount of the dividend was $29,039.

     On March 10, 2000, a dividend was paid by the American Century VP Capital Appreciation Fund. The amount of the dividend was $5,234.

     On February 4, 2000, a dividend was paid by the Fidelity Equity-Income Portfolio. The amount of the dividend was $18,924.

     On February 4, 2000, a dividend was paid by the Fidelity Contrafund Portfolio. The amount of the dividend was $74,470.

     On February 4, 2000, a dividend was paid by the Fidelity Asset Manager Portfolio. The amount of the dividend was $21,846.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. FINANCIAL HIGHLIGHTS

     Shown below are financial highlights for a Unit outstanding for the six months ended June 30, 2000 and each of the five years ended December 31, 1999, or, if not in existence a full year, the initial period ended December 31:

                                                                  Investment Company
                           --------------------------------------------------------------------------------------------------
                                         Money Market Fund                                 All America Fund
                           ---------------------------------------------    -------------------------------------------------
                            2000    1999    1998    1997    1996    1995     2000     1999     1998    1997     1996     1995
                           -----   -----   -----   -----   -----   -----    ------  -------  -------  ------   ------   -----
Unit value, beginning
  of period/year ........  $2.11   $2.03   $1.95   $1.87   $1.80   $1.77    $10.05  $  8.09  $  6.76  $ 5.39   $ 4.52   $3.36
                           =====   =====   =====   =====   =====   =====    ======  =======  =======  ======   ======   =====

Unit value, end
  of period/year ........  $2.16   $2.11   $2.03   $1.95   $1.87   $1.80    $10.50  $ 10.05  $  8.09  $ 6.76   $ 5.39   $4.52
                           =====   =====   =====   =====   =====   =====    ======  =======  =======  ======   ======   =====

Units outstanding,
  end of period/year ....    503   5,096   3,113   1,755     442      25    10,063  120,656  105,770  81,264   39,912   9,813
                           =====   =====   =====   =====   =====   =====    ======  =======  =======  ======   ======   =====

                                                                    Investment Company
                          ----------------------------------------------------------------------------------------------------------
                                                                              Mid-Cap
                                                                               Equity
                                         Equity Index Fund                   Index Fund                   Bond Fund
                          -----------------------------------------------   ------------  ------------------------------------------
                           2000     1999     1998    1997    1996    1995    2000  1999*   2000   1999    1998    1997   1996   1995
                          ------   ------   ------  ------  ------  -----   -----  -----  -----  ------  ------  -----  -----  -----
Unit value, beginning
  of period/year .......  $ 3.41   $ 2.86   $ 2.26  $ 1.72  $ 1.42  $1.25   $1.11  $1.00  $3.07  $ 3.17  $ 3.00  $2.75  $2.69  $2.36
                          ======   ======   ======  ======  ======  =====   =====  =====  =====  ======  ======  =====  =====  =====

Unit value, end
  of period/year. ......  $ 3.38   $ 3.41   $ 2.86  $ 2.26  $ 1.72  $1.42   $1.19  $1.11  $3.17  $ 3.07  $ 3.17  $3.00  $2.75  $2.69
                          ======   ======   ======  ======  ======  =====   =====  =====  =====  ======  ======  =====  =====  =====

Units outstanding,
  end of period/year ...  22,308  205,553  140,499  71,579  26,794  4,449      18  9,513  1,406  11,766  12,551  7,204  3,239    507
                          ======  =======  =======  ======  ======  =====   =====  =====  =====  ======  ======  =====  =====  =====

                                                                     Investment Company
                          ----------------------------------------------------------------------------------------------------------
                                         Short-Term Bond Fund                                     Mid-Term Bond Fund
                          ------------------------------------------------         -------------------------------------------------
                            2000     1999    1998    1997     1996    1995          2000     1999    1998    1997    1996    1995
                           -----    -----    ----    ----    -----   -----         -----    -----   -----   -----   -----   -----
Unit value, beginning
  of period/year .......   $1.28    $1.24   $1.19   $1.14    $1.10   $1.08         $1.32    $1.32   $1.26   $1.19   $1.16   $1.11
                           =====    =====   =====   =====    =====   =====         =====    =====   =====   =====   =====   =====

Unit value, end
  of period/year. ......   $1.32    $1.28   $1.24   $1.19    $1.14   $1.10         $1.34    $1.32   $1.32   $1.26   $1.19   $1.16
                           =====    =====   =====   =====    =====   =====         =====    =====   =====   =====   =====   =====

Units outstanding,
  end of period/year ...      59    2,603   2,422   1,530      908     302            46    2,919   2,404   1,374     460      28
                           =====    =====   =====   =====    =====   =====         =====    =====   =====   =====   =====   =====

                                                                     Investment Company
                           ---------------------------------------------------------------------------------------------------------
                                              Composite Fund                                    Aggressive Equity Fund
                           -------------------------------------------------     ---------------------------------------------------
                            2000    1999     1998     1997     1996     1995      2000     1999     1998      1997     1996    1995
                           -----   ------   ------   ------   ------   -----     ------   ------   ------   -------   ------  ------
Unit value, beginning
  of period/year .......   $5.61   $ 4.93   $ 4.36   $ 3.75   $ 3.39   $3.14     $ 2.85  $  2.02  $  2.15   $  1.80   $ 1.43  $ 1.05
                           =====   ======   ======   ======   ======   =====     ======  =======  =======   =======   ======  ======

Unit value, end
  of period/year........   $5.58   $ 5.61   $ 4.93   $ 4.36   $ 3.75   $3.39     $ 2.94  $  2.85  $  2.02   $  2.15   $ 1.80  $ 1.43
                           =====   ======   ======   ======   ======   =====     ======  =======  =======   =======   ======  ======

Units outstanding,
  end of period/year ...   6,459   82,918  101,886   79,417   27,055   2,688     26,597  174,367  147,405   103,218   46,985  12,411
                           =====   ======  =======   ======   ======   =====     ======  =======  =======   =======   ======  ======

-------------
* Commenced operations May 3, 1999.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         Scudder
                         ------------------------------------------------------------------------------------------------------
                                              Bond Fund                                       Capital Growth Fund
                         ------------------------------------------------      ------------------------------------------------
                          2000    1999    1998     1997     1996    1995        2000     1999    1998    1997    1996     1995
                         ------  ------  ------   ------   ------  ------      ------   ------  ------  ------  ------   ------
Unit value, beginning
  of period/year ....... $12.73  $13.02  $12.37   $11.48   $11.30  $10.68      $48.17   $36.07  $29.64  $22.11  $18.64   $14.67
                         ======  ======  ======   ======   ======  ======      ======   ======  ======  ======  ======   ======

Unit value, end
  of period/year ....... $13.07  $12.73  $13.02   $12.37   $11.48  $11.30      $49.52   $48.17  $36.07  $29.64  $22.11   $18.64
                         ======  ======  ======   ======   ======  ======      ======   ======  ======  ======  ======   ======

Units outstanding,
  end of period/year ...     67     623     534      340      120      35       2.164   20,809  17,547     970   5,067    2,011
                         ======  ======  ======   ======   ======  ======      ======   ======  ======  ======  ======   ======

                                                                                                     Scudder
                                                                              ---------------------------------------------------
                                                                                               International Fund
                                                                              ---------------------------------------------------
                                                                               2000     1999     1998     1997     1996     1995
                                                                              ------   ------   ------   ------   ------   ------
Unit value, beginning of period/year......................................... $25.83   $16.93   $14.46   $13.43   $11.85   $10.80
                                                                              ======   ======   ======   ======   ======   ======

Unit value, end of period/year............................................... $22.89   $25.83   $16.93   $14.46   $13.43   $11.85
                                                                              ======   ======   ======   ======   ======   ======

Units outstanding, end of period/year........................................    864   11,828    9,321    7,377    5,193      715
                                                                              ======   ======   ======   ======   ======   ======

                                            American Century                                           Calvert
                         --------------------------------------------------------------------------------------------------------
                                      VP Capital Appreciation Fund                              Social Balanced Fund
                         ---------------------------------------------------      -----------------------------------------------
                          2000     1999     1998     1997     1996     1995        2000    1999     1998     1997    1996    1995
                         ------   ------   ------   ------   ------   ------      -----   ------   ------   -----   -----   -----
Unit value, beginning
  of period/year ......  $17.40   $10.69   $11.04   $11.53   $12.18   $11.14      $3.37   $ 3.04   $ 2.65   $2.23   $2.01   $1.89
                         ======   ======   ======   ======   ======   ======      =====   ======   ======   =====   =====   =====

Unit value, end
  of period/year ......  $20.33   $17.40   $10.69   $11.04   $11.53   $12.18      $3.44   $ 3.37   $ 3.04   $2.65   $2.23   $2.01
                         ======   ======   ======   ======   ======   ======      =====   ======   ======   =====   =====   =====

Units outstanding,
  end of period/year ..   1,436    9,062    8,874    7,282    5,921    4,409      6,440   20,588   15,253   9,760   2,364     115
                         ======   ======   ======   ======   ======   ======      =====   ======   ======   =====   =====   =====

                                                                          Fidelity
                         ----------------------------------------------------------------------------------------------------------
                                        VIP Equity-Income Fund                                  VIP II Contra Fund
                         ---------------------------------------------------    ---------------------------------------------------
                          2000     1999     1998     1997     1996     1995*     2000     1999     1998     1997     1996     1995*
                         ------   ------   ------   ------   ------   ------    ------   ------   ------   ------   ------   ------
Unit value, beginning
  of period/year ......  $32.21   $30.65   $27.77   $21.93   $19.43   $17.68    $32.13   $26.16   $20.36   $16.59   $13.85   $12.41
                         ======   ======   ======   ======   ======   ======    ======   ======   ======   ======   ======   ======

Unit value, end of
  period/year .........  $31.19   $32.21   $30.65   $27.77   $21.93   $19.43    $31.55   $32.13   $26.16   $20.36   $16.59   $13.85
                         ======   ======   ======   ======   ======   ======    ======   ======   ======   ======   ======   ======

Units outstanding,
  end of period/year ..   1,680    7,417    7,236    5,533    2,393      449     2,210   18,296   14,417   11,560    6,672      756
                         ======   ======   ======   ======   ======   ======    ======   ======   ======   ======   ======   ======

                                                                                                       Fidelity
                                                                                ---------------------------------------------------
                                                                                              VIP II Asset Manager Fund
                                                                                ---------------------------------------------------
                                                                                 2000     1999     1998     1997     1996     1995*
                                                                                ------   ------   ------   ------   ------   ------
Unit value, beginning of period/year..........................................  $26.40   $24.04   $21.14   $17.72   $15.66   $14.87
                                                                                ======   ======   ======   ======   ======   ======

Unit value, end of period/year................................................  $26.09   $26.40   $24.04   $21.14   $17.72   $15.66
                                                                                ======   ======   ======   ======   ======   ======

Units outstanding, end of period/year.........................................   5,177    7,732    6,297    4,742    2,639    1,178
                                                                                ======   ======   ======   ======   ======   ======

-------------
* Commenced operations May 1, 1995.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6. ASSUMPTION OF BUSINESS BY AN AFFILIATED ENTITY AND SALE OF THE COMPANY

      In September 1999, Mutual of America Life Insurance Company ("Mutual of America"), submitted to the New York Insurance Department a Plan of Reorganization whereby Mutual of America would prepare for the sale of its wholly owned subsidiary, The American Life Insurance Company of New York ("the Company"). In preparation for such sale the Company has transferred (via assumption reinsurance agreement) virtually all of the Company's in force business.

      On April 3, 2000, upon obtaining approval from a substantial number of the Company's policyowners, Mutual of America assumed these contracts and all of the related assets and obligations, and replaced the Company as the issuer.

      Total transfers related to these contracts amounted to $4.2 million and are included in Net Transfers on the Statements of Changes in Net Assets for each fund. The amounts transferred into each fund for the six months ended June 30, 2000 is as follows:

   Investment Company Money Market Fund........................... $    9,342
   Investment Company All America Fund............................  1,065,521
   Investment Company Equity Index Fund...........................    536,403
   Investment Company Mid-Cap Equity Index Fund...................        933
   Investment Company Bond Fund ..................................     26,237
   Investment Company Short-Term Bond Fund........................      1,191
   Investment Company Mid-Term Bond Fund..........................      2,814
   Investment Company Composite Fund..............................    357,426
   Investment Company Aggressive Equity Fund......................    338,824
   Scudder Bond Fund..............................................      3,650
   Scudder Capital Growth Fund....................................    862,704
   Scudder International Fund.....................................    196,485
   American Century VP Capital Appreciation Fund..................    132,433
   Calvert Social Balanced Fund...................................     35,528
   Fidelity VIP Equity-Income Fund................................    126,986
   Fidelity VIP II Contra Fund....................................    459,285
   Fidelity VIP II Asset Manager Fund.............................     42,426

      On August 4, 2000, Mutual of America entered into a definitive sale agreement with an unaffiliated buyer, which subject to regulatory approval, would result in its sale.

                     THE AMERICAN LIFE
                     INSURANCE COMPANY OF NEW YORK
                     A SUBSIDIARY OF MUTUAL OF AMERICA LIFE INSURANCE COMPANY

                     MUTUAL OF AMERICA LIFE INSURANCE COMPANY IS A REGISTERED BROKER-DEALER AND DISTRIBUTES THE VARIABLE PRODUCTS OF
                     THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                     320 PARK AVENUE
                     NEW YORK, NY 10022-6839
                     212-224-1700

                     www.mutualofamerica.com